Convertible Note Payable to Related Party	6 Months Ended
Jun. 30, 2018
Debt Disclosure [Abstract]
Convertible Note Payable to Related Party

NOTE 9 – CONVERTIBLE NOTE PAYABLE TO RELATED PARTY

Convertible note payable to related party consist of the following as of June 30, 2018 and December 31, 2017:

	June 30, 2018	December 31, 2017

YA II PN, Ltd.	$-	$1,750,000
Less debt discount	-	(1,555,556)
Convertible note payable, net	$-	$194,444

On November 8, 2017, the Company issued a secured convertible debenture (the “2017 Note”) to YA II PN in the principal amount of $1,750,000 with interest at 5% per annum (15% on default) and due 18 months from closing. The 2017 Note is secured by all the assets of the Company and its subsidiaries. The 2017 Note is convertible into common stock of the Company at $1.00 per share (the “Conversion Price”), subject to adjustment based on upon the Company’s trading price. As part of the issuance, the Company also granted YA II PN a 5-year warrant to purchase 1,137,500 shares of the Company at $1.10 per share

The Company paid 5% of aggregate funding as a commitment fee to YA II PN and $15,000 towards due diligence and structuring fee. The Company netted $1,647,500 after fees and expenses of $102,500.

The Company determined that since the adjustment to the Conversion Price of the 2017 Note had no floor, the Company could no longer determine if it had enough authorized shares to fulfil the conversion obligation. Furthermore, the Company determined that the exercises prices of the warrants were not a fixed amount because they were subject to an adjustment based on the occurrence of future offerings or events. As such, the Company determined that the conversion feature and the warrants created a derivative with a fair value of $3,767,724 at the date of issuance. The Company accounted for the fair value of the derivative up to the face amount of the 2017 Note of $1,750,000 as a valuation discount to be amortized over the life of the 2017 Note, and the excess of $2,017,724 being recorded as a finance cost during the year ended December 31, 2017.

The unamortized balance of the debt discount was $1,555,556 as of December 31, 2017. In April 2018, YA II PN notified the Company in writing that it elected to convert all remaining outstanding principal and interest accrued and otherwise payable under the 2017 Note, which included the conversion of $1,750,000 of principal and $38,082 of interest. Upon the conversion of the 2017 Note, the Company issued an aggregate of 1,788,082 shares of its common stock to YA II PN and the 2017 Note and the security agreement were both terminated and all security interest and liens under the security agreement were released and terminated. The balance of the debt discount of $1,555,556 was recorded as an interest cost during the period ended June 30, 2018.